Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Institutional Shares
Account Value [Line Items]
Account Value	$ 132,193	$ 105,925	$ 93,325	$ 153,542	$ 117,321	$ 102,300	$ 91,500
Retail Shares
Account Value [Line Items]
Account Value	$ 12,730	10,233	9,028	14,903	11,424	9,884	8,866
MSCI WORLD ex USA Net Index (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI WORLD ex USA Net Index (USD)
Account Value	$ 139,963	113,022	100,411	128,793	94,985	101,903	91,737
MSCI AC WORLD INDEX ex USA Net Index (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI AC WORLD INDEX ex USA Net Index (USD)
Account Value	$ 131,567	105,819	94,421	125,437	96,742	99,336	89,276
MSCI WORLD ex USA Net Index (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI WORLD ex USA Net Index (USD)
Account Value	$ 14,282	11,533	10,246	13,142	9,692	10,398	9,361
MSCI AC WORLD INDEX ex USA Net Index (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI AC WORLD INDEX ex USA Net Index (USD)
Account Value	$ 13,817	$ 11,113	$ 9,916	$ 13,174	$ 10,160	$ 10,432	$ 9,376